SHARE-BASED COMPENSATION - Transfer of ordinary shares (Details) - CNY (¥)	Oct. 19, 2018	Jun. 08, 2018
SHARE-BASED COMPENSATION
Number of ordinary shares consideration transferred		2,000,000
Consideration paid for transfer of ordinary shares		¥ 0
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 10,535,229	¥ 33,537,572